SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of operating segments [line items]
Total assets	$ 78,820	$ 75,761
Financial assets	607	647
Brookfield corporation
Disclosure of operating segments [line items]
Financial assets	490
Business services
Disclosure of operating segments [line items]
Total assets	31,014	28,578
Infrastructure services
Disclosure of operating segments [line items]
Total assets	16,897	16,270
Industrials
Disclosure of operating segments [line items]
Total assets	30,045	29,914
Corporate and other
Disclosure of operating segments [line items]
Total assets	$ 864	$ 999